Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest, all of which are individually and in the aggregate immaterial, as summarized in the table below.
Net sales to related parties for the years ended December 31, 2021, 2020, and 2019 are as follows:

(in thousands)	2021	2020	2019
Net sales	$9,089	$6,025	$20,002
Net sales with related parties primarily reflects our venture in China including our partnership in China to externalize the HPV test franchise for cervical cancer screening in China. During the year ended December 31, 2019, net sales also includes activity with Sichuan Maccura Biotechnology Co., Ltd which was terminated in conjunction with the 2019 restructuring activities discussed further in Note 6 "Restructuring and Impairments".
As of December 31, 2021 and 2020 balances with related parties are as follows:

(in thousands)	2021	2020
Accounts receivable	$3,868	$3,961
Prepaid expenses and other current assets	$16,956	$25,429
Other long-term assets	$61	$10,843
Accounts payable	$4,149	$4,050
Accrued and other current liabilities	$1,558	$1,380
Prepaid expenses and other current assets include loans receivable and supplier advances from companies with which we have an investment or partnership interest. As of December 31, 2021, prepaid expenses and other current assets include a $10.0 million convertible note which bears interest at 10% and is due in December 2022 from a privately held company. In the event the company goes public, this note will convert into common shares in the company ranking pari passu with existing common shares. As of December 31, 2020, two convertible notes were due from this company including $15.0 million of principal and $2.1 million accrued interest in prepaid expenses and other current assets and $10.0 million of principal and $0.2 million of accrued interest in other long-term assets. In 2021, we settled the $15.0 million convertible note in exchange for a fully paid-up technology license.